Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 09, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Apr. 06, 2026	Mar. 31, 2026	Dec. 12, 2025	Dec. 11, 2025	Jun. 16, 2025	Jun. 09, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			50,000,000	50,000,000	50,000,000
Preferred shares, par value per share					$ 0.001
Preferred Stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Common stock, shares authorized			550,000,000	550,000,000	550,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued			94,651,912	94,651,912	85,166,604
Common stock, shares outstanding			88,574,486	88,574,486	84,327,208
Treasury stock common value									$ 100,000,000
Treasury stock, shares			6,077,426	6,077,426	839,396
Purchase of treasury stock				$ 12,753,000	$ 2,846,627
Completion of initial business combination days					30 days
Prior written notice of redemption					30 days
Number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Repurchase of outstanding shares of common stock			$ 4,755,000	12,753,000	$ 2,846,627
Repurchase of value			$ 4,800,000	$ 12,800,000
CFO Silvia [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contingent consideration						$ 5,900,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price					$ 18.00
Warrant redemption price					$ 18.00
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants					1
Exercise price per share					$ 11.50
Warrants					$ 12,500,000
Private Placement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants					1
Exercise price per share					$ 11.50
Warrants					$ 352,500
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants					0.01
2025 Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price								$ 0.02
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value									$ 0.001
Treasury stock, shares			(6,077,426)	(6,077,426)	(839,396)		(3,506,452)
Repurchase of outstanding shares of common stock			$ 4,755,000	$ 12,753,000	$ 2,846,627
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value					$ 0.001
Repurchase of outstanding shares of common stock
Repurchase of shares			2,570,974	5,238,030
Shares issued price per share			$ 1.85	$ 1.85
Shares repurchased value				$ 84,400,000
Common Stock [Member] | CFO Silvia [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contingent consideration						$ 16,000,000.0
Common Stock [Member] | Share Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchase of outstanding shares of common stock	$ 100,000,000.0